Nationwide(R) VL
Separate Account-D
December 31, 2003

[LOGO] The BEST of AMERICA(R)
       Amercia's FUTURE Life Series(SM)

                                                        2003

                                                    Annual Report
--------------------------------------------------------------------------------

                                                [LOGO] Nationwide(R)

                                   Nationwide Life and Annuity Insurance Company
                                            Home Office: Columbus, Ohio

VLOB-0233-12/03

                              [LOGO] Nationwide(R)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

Nationwide Life and Annuity Insurance Company is pleased to present the 2003 annual report of the Nationwide VL Separate Account-D.

Equity investments turned-in an exemplary performance during 2003. Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year performance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.


                              /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                February 12, 2004

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VL Separate Account-D. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-877-351-8808 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 34. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 27, provide further disclosures about the variable account and its underlying contract provisions.

================================================================================

                        NATIONWIDE VL SEPARATE ACCOUNT-D
           STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2003

Assets:
   Investments at fair value:

      AIM VIF Basic Value Fund - Series I (AIMBVF)
         89,361 shares (cost $765,823) ....................................................   $  952,590

      AIM VIF Mid Cap Core Equity Fund - Series I (AIMMCapCore)
         92,755 shares (cost $929,922) ....................................................    1,118,631

      Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)
         43,890 shares (cost $780,926) ....................................................      956,804

      Calvert Social Equity Portfolio (CVSSEP)
         2,368 shares (cost $29,368) ......................................................       37,468

      Comstock GVIT Value Fund - Class I (ComGVITVal)
         10,561 shares (cost $94,387) .....................................................      104,978

      Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
         104,663 shares (cost $1,205,536) .................................................    1,545,876

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         34 shares (cost $428) ............................................................          443

      Dreyfus Stock Index Fund (DryStkIx)
         70,953 shares (cost $1,667,142) ..................................................    2,016,492

      Dreyfus VIF - International Value Portfolio - Initial Shares (DryIntVal)
         46,888 shares (cost $591,614) ....................................................      634,859

      Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
         316,423 shares (cost $7,139,088) .................................................    7,312,532

      Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
         22,431 shares (cost $554,578) ....................................................      693,575

      Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
         363,105 shares (cost $4,984,467) .................................................    5,639,014

      Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
         202,410 shares (cost $4,396,275) .................................................    4,667,572

      Fidelity(R) VIP II - Index 500 Portfolio: Initial Class (FidVIPI500)
         26,857 shares (cost $3,680,691) ..................................................    3,387,477

      Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPInvGrB)
         84,865 shares (cost $1,145,664) ..................................................    1,155,015

      Fidelity(R) VIP III - Balanced Portfolio: Service Class (FidVIPBalS)
         142,809 shares (cost $1,906,105) .................................................    1,972,190

      Franklin Templeton VIT - Templeton Foreign Securities Fund - Class 2 (FTVIPFS2)
         50,011 shares (cost $573,399) ....................................................      612,134

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         30,443 shares (cost $365,643) ....................................................      369,277

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         14,784 shares (cost $133,114) ....................................................   $  147,544

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         1,234,477 shares (cost $1,234,477) ...............................................    1,234,477

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         5,428 shares (cost $97,344) ......................................................      117,949

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         20,184 shares (cost $193,169) ....................................................      207,285

      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         4,344 shares (cost $35,230) ......................................................       40,482

      Goldman Sachs VIT Mid Cap Value Fund (GSVITMidCap)
         318 shares (cost $4,191) .........................................................        4,257

      Invesco VIF Dynamics Fund (INVDynF)
         3,304 shares (cost $34,520) ......................................................       38,888

      Invesco VIF Equity Income Fund (INVEqIncF)
         205,703 shares (cost $3,628,585) .................................................    3,684,141

      Invesco VIF Growth Fund (INVGrF)
         540,265 shares (cost $4,125,263) .................................................    3,311,825

      Invesco VIF Health Sciences Fund (INVHealthF)
         6,132 shares (cost $93,744) ......................................................      107,733

      Invesco VIF Real Estate Opportunity Fund (INVREO)
         2,393 shares (cost $32,007) ......................................................       34,312

      Invesco VIF Small Company Growth Fund (INVSmCoGrF)
         309,681 shares (cost $4,126,757) .................................................    4,189,985

      Invesco VIF Technology Fund (INVTechF)
         14,148 shares (cost $125,795) ....................................................      167,940

      Invesco VIF Total Return Fund (INVTotRetF)
         113,729 shares (cost $1,377,973) .................................................    1,442,084

      Invesco VIF Utilities Fund (INVUtilF)
         3,416 shares (cost $37,965) ......................................................       44,272

      MFS VIT - MFS Investors Growth Stock Series - Initial Class (MFSVITInvGrwI)
         87,946 shares (cost $724,529) ....................................................      766,013

      MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)
         19,854 shares (cost $188,473) ....................................................      213,628

      One Group(R) IT - Balanced Portfolio (ONEBal)
         114 shares (cost $1,581) .........................................................        1,659

      One Group(R) IT - Bond Portfolio (ONEBP)
         244 shares (cost $2,792) .........................................................        2,820

      One Group(R) IT - Equity Index Portfolio (ONEEqInd)
         103 shares (cost $963) ...........................................................          999

      One Group(R) IT - Mid Cap Growth Portfolio (ONEMidCap)
         106 shares (cost $1,594) .........................................................        1,659

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         25,423 shares (cost $552,526) ....................................................      637,620

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D

      PIMCO VIT Real Return Portfolio - Administrative Shares (PIMRealRet)
         84,582 shares (cost $1,043,584) ..................................................   $ 1,045,439

      PIMCO VIT Total Return Portfolio - Administrative Shares (PIMTotRet)
         57,406 shares (cost $594,802) ....................................................       594,726

      Royce Capital Fund - Small Cap (RoySmCp)
         102,890 shares (cost $622,553) ...................................................       780,937

      Salomon Brothers Variable Series Funds, Inc. - Investors Fund (SalBrInv)
         6,866 shares (cost $74,748) ......................................................        87,134

      Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
         366 shares (cost $7,584) .........................................................         7,850

      T. Rowe Price Equity Income Portfolio - II (TRPEI2)
         132 shares (cost $2,453) .........................................................         2,654

      W & R Target Funds Inc. - Small Cap Portfolio (WRSmCap)
         45,356 shares (cost $314,125) ....................................................       384,182
                                                                                              -----------
            Total Investments .............................................................    52,477,421
   Accounts Receivable ....................................................................         9,710
                                                                                              -----------
            Total Assets ..................................................................    52,487,131
Accounts Payable ..........................................................................            --
                                                                                              -----------
Contract Owners Equity (note 7) ...........................................................   $52,487,131
                                                                                              ===========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS
Year Ended December 31, 2003

                                                            Total       AIMBVF   AIMMCapCore   AllVGroInc
                                                        ------------   -------   -----------   ----------
Investment activity:
   Reinvested dividends .............................   $    423,901       286          --        5,771
   Mortality and expense risk charges (note 3).......       (154,036)   (2,416)     (3,021)      (2,030)
                                                        ------------   -------     -------      -------
      Net investment income (loss) ..................        269,865    (2,130)     (3,021)       3,741
                                                        ------------   -------     -------      -------

   Proceeds from mutual fund shares sold ............     15,578,303    30,710      38,518       97,395
   Cost of mutual fund shares sold ..................    (16,794,120)  (27,518)    (34,977)     (86,714)
                                                        ------------   -------     -------      -------
      Realized gain (loss) on investments ...........     (1,215,817)    3,192       3,541       10,681
   Change in unrealized gain (loss)
      on investments ................................     11,493,773   189,201     189,800      175,878
                                                        ------------   -------     -------      -------
      Net gain (loss) on investments ................     10,277,956   192,393     193,341      186,559
                                                        ------------   -------     -------      -------
   Reinvested capital gains .........................         77,039        --       6,557           --
                                                        ------------   -------     -------      -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........   $ 10,624,860   190,263     196,877      190,300
                                                        ============   =======     =======      =======

                                                         CVSSEP   ComGVITVal   DryMidCapIx   DryMidCapStk
                                                        -------   ----------   -----------   ------------
Investment activity:
   Reinvested dividends .............................         4      1,029         4,856              --
   Mortality and expense risk charges (note 3).......      (104)      (148)       (3,391)             --
                                                        -------    -------      --------      ----------
      Net investment income (loss) ..................      (100)       881         1,465              --
                                                        -------    -------      --------      ----------

   Proceeds from mutual fund shares sold ............    17,555     43,804       127,171       1,223,993
   Cost of mutual fund shares sold ..................   (16,113)   (42,192)     (111,528)     (1,249,077)
                                                        -------    -------      --------      ----------
      Realized gain (loss) on investments ...........     1,442      1,612        15,643         (25,084)
   Change in unrealized gain (loss)
      on investments ................................     8,100     10,591       340,340              --
                                                        -------    -------      --------      ----------
      Net gain (loss) on investments ................     9,542     12,203       355,983         (25,084)
                                                        -------    -------      --------      ----------
   Reinvested capital gains .........................        --         --             8              --
                                                        -------    -------      --------      ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........     9,442     13,084       357,456         (25,084)
                                                        =======    =======      ========      ==========

                                                        DrySmCapIxS   DryStkIx   DryIntVal   DryVIFQualBd
                                                        -----------   --------   ---------   ------------
Investment activity:
   Reinvested dividends .............................      $   1        20,564     5,066           1
   Mortality and expense risk charges (note 3) ......         --        (4,598)     (255)         --
                                                           -----      --------    ------         ---
      Net investment income (loss) ..................          1        15,966     4,811           1
                                                           -----      --------    ------         ---

   Proceeds from mutual fund shares sold ............        199       238,796     1,534          12
   Cost of mutual fund shares sold ..................       (188)     (214,194)   (1,461)        (11)
                                                           -----      --------    ------         ---
      Realized gain (loss) on investments ...........         11        24,602        73           1
   Change in unrealized gain (loss)
      on investments ................................         15       349,350    43,244          11
                                                           -----      --------    ------         ---
      Net gain (loss) on investments ................         26       373,952    43,317          12
                                                           -----      --------    ------         ---
   Reinvested capital gains .........................          2            --        --          --
                                                           -----      --------    ------         ---
         Net increase (decrease) in contract owners'
            equity resulting from operations ........      $  29       389,918    48,128          13
                                                           =====      ========    ======         ===

                                                        FidVIPEIS   FidVIPGrS    FidVIPOvS   FidVIPConS
                                                        ---------   ---------   ----------   ----------
Investment activity:
   Reinvested dividends .............................      92,420        138        37,698      14,223
   Mortality and expense risk charges (note 3) ......     (22,033)    (1,735)      (16,982)    (16,049)
                                                        ---------   --------    ----------   ---------
      Net investment income (loss) ..................      70,387     (1,597)       20,716      (1,826)
                                                        ---------   --------    ----------   ---------

   Proceeds from mutual fund shares sold ............     711,311    171,714       840,798     317,554
   Cost of mutual fund shares sold ..................    (839,358)  (179,265)   (1,405,091)   (433,736)
                                                        ---------   --------    ----------   ---------
      Realized gain (loss) on investments ...........    (128,047)    (7,551)     (564,293)   (116,182)
   Change in unrealized gain (loss)
      on investments ................................   1,603,920    154,949     2,282,563   1,144,200
                                                        ---------   --------    ----------   ---------
      Net gain (loss) on investments ................   1,475,873    147,398     1,718,270   1,028,018
                                                        ---------   --------    ----------   ---------
   Reinvested capital gains .........................          --         --            --          --
                                                        ---------   --------    ----------   ---------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........   1,546,260    145,801     1,738,986   1,026,192
                                                        =========   ========    ==========   =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                        FidVIPI500   FidVIPInvGrB   FidVIPBalS   FTVIPFS2
                                                        ----------   ------------   ----------   --------
Investment activity:
   Reinvested dividends .............................    $  45,513       14,435        40,271       3,029
   Mortality and expense risk charges (note 3) ......      (11,975)      (2,191)       (6,485)       (697)
                                                         ---------     --------      --------    --------
      Net investment income (loss) ..................       33,538       12,244        33,786       2,332
                                                         ---------     --------      --------    --------

   Proceeds from mutual fund shares sold ............      268,784      950,874       101,330     253,149
   Cost of mutual fund shares sold ..................     (364,977)    (906,160)     (116,662)   (210,306)
                                                         ---------     --------      --------    --------
      Realized gain (loss) on investments ...........      (96,193)      44,714       (15,332)     42,843
   Change in unrealized gain (loss)
      on investments ................................      807,101      (41,899)      243,262      38,735
                                                         ---------     --------      --------    --------
      Net gain (loss) on investments ................      710,908        2,815       227,930      81,578
                                                         ---------     --------      --------    --------
   Reinvested capital gains .........................           --        5,274            --          --
                                                         ---------     --------      --------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........    $ 744,446       20,333       261,716      83,910
                                                         =========     ========      ========    ========

                                                        GVITGvtBd   GVITGrowth    GVITMyMkt   GVITSmComp
                                                        ---------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends .............................      7,613          26          3,201         --
   Mortality and expense risk charges (note 3) ......       (754)       (311)        (2,405)      (175)
                                                        --------     -------     ----------    -------
      Net investment income (loss) ..................      6,859        (285)           796       (175)
                                                        --------     -------     ----------    -------

   Proceeds from mutual fund shares sold ............    119,519      45,161      3,256,263     37,009
   Cost of mutual fund shares sold ..................   (112,834)    (55,713)    (3,256,263)   (29,902)
                                                        --------     -------     ----------    -------
      Realized gain (loss) on investments ...........      6,685     (10,552)            --      7,107
   Change in unrealized gain (loss)
      on investments ................................     (6,245)     45,349             --     22,286
                                                        --------     -------     ----------    -------
      Net gain (loss) on investments ................        440      34,797             --     29,393
                                                        --------     -------     ----------    -------
   Reinvested capital gains .........................        364          --             --         --
                                                        --------     -------     ----------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........      7,663      34,512            796     29,218
                                                        ========     =======     ==========    =======

                                                        GVITTotRt   GVITWLead   GSVITMidCap   INVDynF
                                                        ---------   ---------   -----------   -------
Investment activity:
   Reinvested dividends .............................    $    736          --         32           --
   Mortality and expense risk charges (note 3) ......        (384)       (236)        (2)         (63)
                                                         --------    --------     ------      -------
      Net investment income (loss) ..................         352        (236)        30          (63)
                                                         --------    --------     ------      -------

   Proceeds from mutual fund shares sold ............      47,361     130,628      3,178       27,602
   Cost of mutual fund shares sold ..................     (54,098)   (105,431)    (3,066)     (24,737)
                                                         --------    --------     ------      -------
      Realized gain (loss) on investments ...........      (6,737)     25,197        112        2,865
   Change in unrealized gain (loss)
      on investments ................................      41,335       4,401         66        4,369
                                                         --------    --------     ------      -------
      Net gain (loss) on investments ................      34,598      29,598        178        7,234
                                                         --------    --------     ------      -------
   Reinvested capital gains .........................          --          --         42           --
                                                         --------    --------     ------      -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........    $ 34,950      29,362        250        7,171
                                                         ========    ========     ======      =======

                                                        INVEqIncF     INVGrF    INVHealthF   INVHiYldF
                                                        ---------   ---------   ----------   ---------
Investment activity:
   Reinvested dividends .............................     38,939           --         --           --
   Mortality and expense risk charges (note 3) ......    (11,025)     (10,758)      (182)         (30)
                                                        --------    ---------    -------      -------
      Net investment income (loss) ..................     27,914      (10,758)      (182)         (30)
                                                        --------    ---------    -------      -------

   Proceeds from mutual fund shares sold ............    209,955      205,600     19,561       38,217
   Cost of mutual fund shares sold ..................   (278,989)    (591,759)   (23,597)     (36,250)
                                                        --------    ---------    -------      -------
      Realized gain (loss) on investments ...........    (69,034)    (386,159)    (4,036)       1,967
   Change in unrealized gain (loss)
      on investments ................................    668,839    1,149,136     21,590            1
                                                        --------    ---------    -------      -------
      Net gain (loss) on investments ................    599,805      762,977     17,554        1,968
                                                        --------    ---------    -------      -------
   Reinvested capital gains .........................         --           --         --           --
                                                        --------    ---------    -------      -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........    627,719      752,219     17,372        1,938
                                                        ========    =========    =======      =======

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                      INVREO   INVSmCoGrF   INVTechF   INVTotRetF
                                                     -------   ----------   --------   ----------
Investment activity:
   Reinvested dividends ..........................   $   510          --          --      34,334
   Mortality and expense risk charges (note 3) ...       (20)    (13,274)       (392)     (4,392)
                                                     -------   ---------    --------    --------
      Net investment income (loss) ...............       490     (13,274)       (392)     29,942
                                                     -------   ---------    --------    --------

   Proceeds from mutual fund shares sold .........     2,085     351,268      90,156     188,692
   Cost of mutual fund shares sold ...............    (1,972)   (543,723)   (144,706)   (205,174)
                                                     -------   ---------    --------    --------
      Realized gain (loss) on investments ........       113    (192,455)    (54,550)    (16,482)
   Change in unrealized gain (loss)
      on investments .............................     2,305   1,259,100     105,627     176,675
                                                     -------   ---------    --------    --------
      Net gain (loss) on investments .............     2,418   1,066,645      51,077     160,193
                                                     -------   ---------    --------    --------
   Reinvested capital gains ......................        --          --          --          --
                                                     -------   ---------    --------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 2,908   1,053,371      50,685     190,135
                                                     =======   =========    ========    ========

                                                     INVUtilF   MFSVITInvGrwI   MFSVITInGr   MFSVITValIn
                                                     --------   -------------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................       480            --             --           --
   Mortality and expense risk charges (note 3) ...      (127)       (1,232)          (708)        (444)
                                                     -------       -------       --------     --------
      Net investment income (loss) ...............       353        (1,232)          (708)        (444)
                                                     -------       -------       --------     --------

   Proceeds from mutual fund shares sold .........    42,368        84,686        700,453      128,269
   Cost of mutual fund shares sold ...............   (46,294)      (81,961)      (617,552)    (121,424)
                                                     -------       -------       --------     --------
      Realized gain (loss) on investments ........    (3,926)        2,725         82,901        6,845
   Change in unrealized gain (loss)
      on investments .............................    13,481        41,484             --       25,154
                                                     -------       -------       --------     --------
      Net gain (loss) on investments .............     9,555        44,209         82,901       31,999
                                                     -------       -------       --------     --------
   Reinvested capital gains ......................        --            --             --           --
                                                     -------       -------       --------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     9,908        42,977         82,193       31,555
                                                     =======       =======       ========     ========

                                                      MFVITVS    ONEBal    ONEBP   ONEEqInd
                                                     ---------   ------   ------   --------
Investment activity:
   Reinvested dividends ..........................   $     467      --        --       --
   Mortality and expense risk charges (note 3) ...        (287)     (2)       (3)      --
                                                     ---------    ----    ------     ----
      Net investment income (loss) ...............         180      (2)       (3)      --
                                                     ---------    ----    ------     ----

   Proceeds from mutual fund shares sold .........     331,024     394     1,365      324
   Cost of mutual fund shares sold ...............    (299,894)   (385)   (1,345)    (320)
                                                     ---------    ----    ------     ----
      Realized gain (loss) on investments ........      31,130       9        20        4
   Change in unrealized gain (loss)
      on investments .............................          --      78        28       36
                                                     ---------    ----    ------     ----
      Net gain (loss) on investments .............      31,130      87        48       40
                                                     ---------    ----    ------     ----
   Reinvested capital gains ......................          --      --        --       --
                                                     ---------    ----    ------     ----
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  31,310      85        45       40
                                                     =========    ====    ======     ====

                                                     ONEMidCap   OppGlSec   PIMRealRet    PIMTotRet
                                                     ---------   --------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................       --          367       11,120        36,780
   Mortality and expense risk charges (note 3) ...       (2)        (850)      (1,717)       (5,319)
                                                       ----      -------     --------    ----------
      Net investment income (loss) ...............       (2)        (483)       9,403        31,461
                                                       ----      -------     --------    ----------

   Proceeds from mutual fund shares sold .........      667      107,967      754,004     1,705,071
   Cost of mutual fund shares sold ...............     (643)     (80,962)    (766,335)   (1,703,114)
                                                       ----      -------     --------    ----------
      Realized gain (loss) on investments ........       24       27,005      (12,331)        1,957
   Change in unrealized gain (loss)
      on investments .............................       65       85,094        1,855           (76)
                                                       ----      -------     --------    ----------
      Net gain (loss) on investments .............       89      112,099      (10,476)        1,881
                                                       ----      -------     --------    ----------
   Reinvested capital gains ......................       --           --       11,673        10,309
                                                       ----      -------     --------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations................... ........       87      111,616       10,600        43,651
                                                       ====      =======     ========    ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                     PUTVTIntGr  PUTVTIntlEqIB  RoySmCp   SalBrInv   SGVITMdCpGr  TRPEI2   WRSmCap
                                                     ----------  -------------  -------   --------   -----------  ------  --------
Investment activity:
   Reinvested dividends ..........................    $    --          2,911         --      1,062          --       18         --
   Mortality and expense risk charges (note 3) ...         --         (1,926)    (1,640)      (230)       (107)      (3)      (926)
                                                      -------      ---------    -------   --------     -------     ----   --------
      Net investment income (loss) ...............         --            985     (1,640)       832        (107)      15       (926)
                                                      -------      ---------    -------   --------     -------     ----   --------

   Proceeds from mutual fund shares sold .........      8,860      1,068,274     50,651    145,283      92,754      774    147,659
   Cost of mutual fund shares sold ...............     (8,839)      (909,307)   (45,284)  (181,942)    (90,424)    (755)  (129,598)
                                                      -------      ---------    -------   --------     -------     ----   --------
      Realized gain (loss) on investments ........         21        158,967      5,367    (36,659)      2,330       19     18,061
   Change in unrealized gain (loss)
      on investments .............................         --             --    158,384     51,069      12,667      201     70,058
                                                      -------      ---------    -------   --------     -------     ----   --------
      Net gain (loss) on investments .............         21        158,967    163,751     14,410      14,997      220     88,119
                                                      -------      ---------    -------   --------     -------     ----   --------
   Reinvested capital gains ......................         --             --     42,810         --          --       --         --
                                                      -------      ---------    -------   --------     -------     ----   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $    21        159,952    204,921     15,242      14,890      235     87,193
                                                      =======      =========    =======   ========     =======     ====   ========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2003 and 2002

                                                          Total                  AIMBVF             AIMMCapCore         AllGroInc
                                                ------------------------   -----------------   -------------------   --------------
                                                    2003         2002        2003      2002       2003       2002      2003    2002
                                                -----------   ----------   -------   -------   ---------   -------   -------   ----
Investment activity:
   Net investment income (loss) .............   $   269,865      234,385    (2,130)      (21)     (3,021)      (28)    3,741     --
   Realized gain (loss) on investments ......    (1,215,817)  (1,913,025)    3,192        --       3,541        (1)   10,681     --
   Change in unrealized gain (loss)
      on investments ........................    11,493,773   (4,634,739)  189,201    (2,434)    189,800    (1,091)  175,878     --
   Reinvested capital gains .................        77,039      139,258        --        --       6,557        --        --     --
                                                -----------   ----------   -------   -------   ---------   -------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    10,624,860   (6,174,121)  190,263    (2,455)    196,877    (1,120)  190,300     --
                                                -----------   ----------   -------   -------   ---------   -------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............    15,737,524    6,093,920    73,137        --      97,515        --    (1,153)    --
   Transfers between funds ..................            --           --   329,084   390,866     339,714   521,155   779,072     --
   Death benefits (note 4) ..................      (327,828)          --        --        --          --        --        --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................    (1,507,471)  (1,189,356)  (28,316)       (4)    (35,510)       (4)  (11,415)    --
                                                -----------   ----------   -------   -------   ---------   -------   -------    ---
         Net equity transactions ............    13,902,225    4,904,564   373,905   390,862     401,719   521,151   766,504     --
                                                -----------   ----------   -------   -------   ---------   -------   -------    ---

Net change in contract owners' equity .......    24,527,085   (1,269,557)  564,168   388,407     598,596   520,031   956,804     --
Contract owners' equity beginning
   of period ................................    27,960,046   29,229,603   388,407        --     520,031        --        --     --
                                                -----------   ----------   -------   -------   ---------   -------   -------    ---
Contract owners' equity end of period .......   $52,487,131   27,960,046   952,575   388,407   1,118,627   520,031   956,804     --
                                                ===========   ==========   =======   =======   =========   =======   =======    ===

CHANGES IN UNITS:
   Beginning units ..........................     3,867,158    3,174,702    41,838        --      52,865        --        --     --
                                                -----------   ----------   -------   -------   ---------   -------   -------    ---
   Units purchased ..........................     4,107,909    1,235,469    73,452    41,838      81,351    52,865    96,195     --
   Units redeemed ...........................    (2,589,237)    (543,013)  (38,271)       --     (44,627)       --    (1,302)    --
                                                -----------   ----------   -------   -------   ---------   -------   -------    ---
   Ending units .............................     5,385,830    3,867,158    77,019    41,838      89,589    52,865    94,893     --
                                                ===========   ==========   =======   =======   =========   =======   =======    ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    CVSSEP         ComGVITVal        DryMidCapIx      DryMidCapStk
                                                --------------   --------------   ----------------   --------------
                                                  2003    2002     2003    2002      2003     2002     2003    2002
                                                -------   ----   -------   ----   ---------   ----   -------   ----
Investment activity:
   Net investment income (loss) .............   $  (100)    --       881     --       1,465     --        --     --
   Realized gain (loss) on investments ......     1,442     --     1,612     --      15,643     --   (25,084)    --
   Change in unrealized gain (loss)
      on investments ........................     8,100     --    10,591     --     340,340     --        --     --
   Reinvested capital gains .................        --     --        --     --           8     --        --     --
                                                -------    ---   -------    ---   ---------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     9,442     --    13,084     --     357,456     --   (25,084)    --
                                                -------    ---   -------    ---   ---------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............        --     --    34,022     --     213,579     --        --     --
   Transfers between funds ..................    28,481     --    60,074     --     997,832     --        --     --
   Death benefits (note 4) ..................        --     --        --     --          --     --        --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................      (454)    --    (2,197)    --     (22,975)    --    25,084     --
                                                -------    ---   -------    ---   ---------    ---   -------    ---
         Net equity transactions ............    28,027     --    91,899     --   1,188,436     --    25,084     --
                                                -------    ---   -------    ---   ---------    ---   -------    ---

Net change in contract owners' equity .......    37,469     --   104,983     --   1,545,892     --        --     --
Contract owners' equity beginning
   of period ................................        --     --        --     --          --     --        --     --
                                                -------    ---   -------    ---   ---------    ---   -------    ---
Contract owners' equity end of period........   $37,469     --   104,983     --   1,545,892     --        --     --
                                                =======     ==   =======    ===   =========    ===   =======    ===

CHANGES IN UNITS:
   Beginning units ..........................        --     --        --     --          --     --        --     --
                                                -------    ---   -------    ---   ---------    ---   -------    ---
   Units purchased ..........................     4,249     --    12,030     --     101,886     --        --     --
   Units redeemed ...........................    (1,254)    --      (275)    --      (1,775)    --        --     --
                                                -------    ---   -------    ---   ---------    ---   -------    ---
   Ending units .............................     2,995     --    11,755     --     100,111     --        --     --
                                                =======    ===   =======    ===   =========    ===   =======    ===

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                DrySmCapIxS        DryStkIx           DryIntVal      DryVIFQualBd
                                                -----------   ------------------   --------------   --------------
                                                2003   2002      2003      2002      2003    2002   2003     2002
                                                ----   ----   ---------   ------   -------   ----   ----   -------
Investment activity:
   Net investment income (loss) .............   $  1     --      15,966      --      4,811     --      1       (18)
   Realized gain (loss) on investments ......     11     --      24,602      --         73     --      1       672
   Change in unrealized gain (loss)
      on investments ........................     15     --     349,350      --     43,244     --     11       194
   Reinvested capital gains .................      2     --          --      --         --     --     --        --
                                                ----    ---   ---------     ---    -------    ---    ---   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     29     --     389,918      --     48,128     --     13       848
                                                ----    ---   ---------     ---    -------    ---    ---   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............      1     --     236,524      --         11     --     --     1,574
   Transfers between funds ..................    416     --   1,418,613      --    587,653     --     --   (91,600)
   Death benefits (note 4) ..................     --     --          --      --         --     --     --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................     (5)    --     (28,550)     --       (934)    --    (13)     (296)
                                                ----    ---   ---------     ---    -------    ---    ---   -------
         Net equity transactions ............    412     --   1,626,587      --    586,730     --    (13)  (90,322)
                                                ----    ---   ---------     ---    -------    ---    ---   -------

Net change in contract owners' equity .......    441     --   2,016,505      --    634,858     --     --   (89,474)
Contract owners' equity beginning
   of period ................................     --     --          --      --         --     --     --    89,474
                                                ----    ---   ---------     ---    -------    ---    ---   -------
Contract owners' equity end of period .......   $441     --   2,016,505      --    634,858     --     --        --
                                                ====    ===   =========     ===    =======    ===    ===   =======

CHANGES IN UNITS:
   Beginning units ..........................     --     --          --      --         --     --     --     7,599
                                                ----    ---   ---------     ---    -------    ---    ---   -------
   Units purchased ..........................     42     --     221,135      --     51,577     --     --       133
   Units redeemed ...........................     --     --      (3,661)     --        (80)    --     --    (7,732)
                                                ----    ---   ---------     ---    -------    ---    ---   -------
   Ending units .............................     42     --     217,474      --     51,497     --     --        --
                                                ====    ===   =========     ===    =======    ===    ===   =======

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      FidVIPEIS               FidVIPGrS
                                                -----------------------   -----------------
                                                   2003         2002        2003      2002
                                                ----------   ----------   -------   -------
Investment activity:
   Net investment income (loss) .............   $   70,387       72,279    (1,597)     (165)
   Realized gain (loss) on investments ......     (128,047)     (72,916)   (7,551)     (516)
   Change in unrealized gain (loss)
      on investments ........................    1,603,920   (1,223,435)  154,949   (15,952)
   Reinvested capital gains .................           --      136,679        --        --
                                                ----------   ----------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    1,546,260   (1,087,393)  145,801   (16,633)
                                                ----------   ----------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............      812,537           --    (1,521)       --
   Transfers between funds ..................      310,263     (132,967)  500,769    82,830
   Death benefits (note 4) ..................     (120,796)          --    (1,661)       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................     (191,710)    (179,782)  (14,602)   (1,422)
                                                ----------   ----------   -------   -------
         Net equity transactions ............      810,294     (312,749)  482,985    81,408
                                                ----------   ----------   -------   -------

Net change in contract owners' equity .......    2,356,554   (1,400,142)  628,786    64,775
Contract owners' equity beginning
   of period ................................    4,955,898    6,356,040    64,775        --
                                                ----------   ----------   -------   -------
Contract owners' equity end of period .......   $7,312,452    4,955,898   693,561    64,775
                                                ==========   ==========   =======   =======

CHANGES IN UNITS:
   Beginning units ..........................      559,168      592,870     9,523        --
                                                ----------   ----------   -------   -------
   Units purchased ..........................      109,080           --    69,661     9,718
   Units redeemed ...........................      (32,123)     (33,702)   (2,085)     (195)
                                                ----------   ----------   -------   -------
   Ending units .............................      636,125      559,168    77,099     9,523
                                                ==========   ==========   =======   =======

                                                      FidVIPOvS               FidVIPConS
                                                ---------------------   ---------------------
                                                   2003        2002        2003        2002
                                                ---------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) .............      20,716      12,973      (1,826)     12,030
   Realized gain (loss) on investments ......    (564,293)   (242,533)   (116,182)    (45,063)
   Change in unrealized gain (loss)
      on investments ........................   2,282,563    (583,475)  1,144,200    (350,561)
   Reinvested capital gains .................          --          --          --          --
                                                ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................   1,738,986    (813,035)  1,026,192    (383,594)
                                                ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............     758,676   1,172,617      77,535          --
   Transfers between funds ..................    (588,317)    855,643     317,540      89,950
   Death benefits (note 4) ..................          --          --     (85,592)         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................    (203,760)   (169,142)   (138,236)   (119,430)
                                                ---------   ---------   ---------   ---------
         Net equity transactions ............     (33,401)  1,859,118     171,247     (29,480)
                                                ---------   ---------   ---------   ---------

Net change in contract owners' equity .......   1,705,585   1,046,083   1,197,439    (413,074)
Contract owners' equity beginning
   of period ................................   3,933,361   2,887,278   3,470,072   3,883,146
                                                ---------   ---------   ---------   ---------
Contract owners' equity end of period .......   5,638,946   3,933,361   4,667,511   3,470,072
                                                =========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ..........................     574,848     334,783     384,953     388,621
                                                ---------   ---------   ---------   ---------
   Units purchased ..........................     386,524     261,535      42,525       8,759
   Units redeemed ...........................    (385,614)    (21,470)    (22,449)    (12,427)
                                                ---------   ---------   ---------   ---------
   Ending units .............................     575,758     574,848     405,029     384,953
                                                =========   =========   =========   =========

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     FidVIPI500           FidVIPInvGrB           FidVIPBalS         FTVIPFS2
                                               ---------------------  --------------------  --------------------  ------------
                                                  2003        2002       2003       2002       2003       2002     2003    2002
                                               ----------  ---------  ---------  ---------  ---------  ---------  -------  ----
Investment activity:
   Net investment income (loss) .............  $   33,538     28,449     12,244     (2,255)    33,786     33,361    2,332    --
   Realized gain (loss) on investments ......     (96,193)   (66,433)    44,714      2,135    (15,332)  (136,545)  42,843    --
   Change in unrealized gain (loss)
      on investments ........................     807,101   (804,569)   (41,899)    51,250    243,262    (66,185)  38,735    --
   Reinvested capital gains .................          --         --      5,274         --         --         --       --    --
                                               ----------  ---------  ---------  ---------  ---------  ---------  -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     744,446   (842,553)    20,333     51,130    261,716   (169,369)  83,910    --
                                               ----------  ---------  ---------  ---------  ---------  ---------  -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............      46,868         --  1,098,451  1,136,978       (302)        --       --    --
   Transfers between funds ..................     (30,207)   126,125   (775,902)  (321,870)   441,059    155,933  531,120    --
   Death benefits (note 4) ..................     (68,644)        --    (17,535)        --    (33,590)        --       --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................    (105,352)  (102,671)   (18,506)   (18,066)   (56,865)   (47,970)  (2,889)   --
                                               ----------  ---------  ---------  ---------  ---------  ---------  -------   ---
          Net equity transactions ...........    (157,335)    23,454    286,508    797,042    350,302    107,963  528,231    --
                                               ----------  ---------  ---------  ---------  ---------  ---------  -------   ---

Net change in contract owners' equity .......     587,111   (819,099)   306,841    848,172    612,018    (61,406) 612,141    --
Contract owners' equity beginning
   of period ................................   2,800,293  3,619,392    848,172         --  1,360,148  1,421,554       --    --
                                               ----------  ---------  ---------  ---------  ---------  ---------  -------   ---
Contract owners' equity end of period .......  $3,387,404  2,800,293  1,155,013    848,172  1,972,166  1,360,148  612,141    --
                                               ==========  =========  =========  =========  =========  =========  =======   ===

CHANGES IN UNITS:
   Beginning units ..........................     457,424    457,849     75,241         --    154,828    147,063       --    --
                                               ----------  ---------  ---------  ---------  ---------  ---------  -------   ---
   Units purchased ..........................       6,527     14,498     93,621    109,241     46,442     13,068   49,297    --
   Units redeemed ...........................     (31,313)   (14,923)   (70,948)   (34,000)    (9,489)    (5,303)    (231)   --
                                               ----------  ---------  ---------  ---------  ---------  ---------  -------   ---
   Ending units .............................     432,638    457,424     97,914     75,241    191,781    154,828   49,066    --
                                               ==========  =========  =========  =========  =========  =========  =======   ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    GVITGvtBd           GVITGrowth           GVITMyMkt           GVITMyMkt5
                                               -------------------  ----------------  ----------------------  ----------------
                                                  2003      2002      2003     2002      2003        2002        2003     2002
                                               ---------  --------  -------  -------  ----------  ----------  ----------  ----
Investment activity:
   Net investment income (loss) .............  $   6,859    26,459     (285)    (518)        796      16,335          --    --
   Realized gain (loss) on investments ......      6,685    38,136  (10,552) (20,401)         --          --          --    --
   Change in unrealized gain (loss)
      on investments ........................     (6,245)    7,403   45,349  (30,918)         --          --          --    --
   Reinvested capital gains .................        364     2,579       --       --          --          --          --    --
                                               ---------  --------  -------  -------  ----------  ----------  ----------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      7,663    74,577   34,512  (51,837)        796      16,335          --    --
                                               ---------  --------  -------  -------  ----------  ----------  ----------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............     86,345   168,037   42,862   14,570   4,774,172     572,758   4,587,621    --
   Transfers between funds ..................     34,860  (321,727)  (4,835) 123,157  (3,499,656) (1,999,318) (4,582,121)   --
   Death benefits (note 4) ..................         --        --       --       --         (10)         --          --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................    (12,988)  (34,701)  (5,255)  (5,622)    (41,296)    (92,401)     (5,500)   --
                                               ---------  --------  -------  -------  ----------  ----------  ----------   ---
         Net equity transactions ............    108,217  (188,391)  32,772  132,105   1,233,210  (1,518,961)         --    --
                                               ---------  --------  -------  -------  ----------  ----------  ----------   ---

Net change in contract owners' equity .......    115,880  (113,814)  67,284   80,268   1,234,006  (1,502,626)         --    --
Contract owners' equity beginning
   of period ................................    253,403   367,217   80,268       --         470   1,503,096          --    --
                                               ---------  --------  -------  -------  ----------  ----------  ----------   ---
Contract owners' equity end of period .......  $ 369,283   253,403  147,552   80,268   1,234,476         470          --    --
                                               =========  ========  =======  =======  ==========  ==========  ==========   ===

CHANGES IN UNITS:
   Beginning units ..........................     19,615    31,421   20,775       --          41     132,087          --    --
                                               ---------  --------  -------  -------  ----------  ----------  ----------   ---
   Units purchased ..........................     32,283    14,235   35,393   22,019     391,997      50,294     484,549    --
   Units redeemed ...........................    (23,971)  (26,041) (27,498)  (1,244)   (284,664)   (182,340)   (484,549)   --
                                               ---------  --------  -------  -------  ----------  ----------  ----------   ---
   Ending units .............................     27,927    19,615   28,670   20,775     107,374          41          --    --
                                               =========  ========  =======  =======  ==========  ==========  ==========   ===

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    GVITSmComp           GVITTotRt           GVITWLead        GSVITMidCap
                                                ------------------   -----------------   -----------------   ------------
                                                  2003       2002      2003      2002      2003      2002     2003   2002
                                                --------   -------   -------   -------   --------   ------   -----   ----
Investment activity:
   Net investment income (loss) .............   $   (175)     (179)      352       698       (236)    (106)     30    --
   Realized gain (loss) on investments ......      7,107    (9,417)   (6,737)   (1,204)    25,197       60     112    --
   Change in unrealized gain (loss)
      on investments ........................     22,286    (1,681)   41,335   (27,219)     4,401      851      66    --
   Reinvested capital gains .................         --        --        --        --         --       --      42    --
                                                --------   -------   -------   -------   --------   ------   -----   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     29,218   (11,277)   34,950   (27,725)    29,362      805     250    --
                                                --------   -------   -------   -------   --------   ------   -----   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............     28,209     5,194    48,972    13,046     31,676       --       2    --
   Transfers between funds ..................     54,766    16,650       744   149,859   (113,410)  97,574   4,020    --
   Death benefits (note 4) ..................         --        --        --        --         --       --      --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................     (2,881)   (1,929)   (6,423)   (6,131)    (4,230)  (1,288)    (12)   --
                                                --------   -------   -------   -------   --------   ------   -----   ---
         Net equity transactions ............     80,094    19,915    43,293   156,774    (85,964)  96,286   4,010    --
                                                --------   -------   -------   -------   --------   ------   -----   ---

Net change in contract owners' equity .......    109,312     8,638    78,243   129,049    (56,602)  97,091   4,260    --
Contract owners' equity beginning
   of period ................................      8,638        --   129,049        --     97,091       --      --    --
                                                --------   -------   -------   -------   --------   ------   -----   ---
Contract owners' equity end of period .......   $117,950     8,638   207,292   129,049     40,489   97,091   4,260    --
                                                ========   =======   =======   =======   ========   ======   =====   ===

CHANGES IN UNITS:
   Beginning units ..........................        717        --    17,310        --     15,496       --      --    --
                                                --------   -------   -------   -------   --------   ------   -----   ---
   Units purchased ..........................      9,287       858    24,548    18,056     17,985   15,694     248    --
   Units redeemed ...........................     (3,085)     (141)  (20,128)     (746)   (28,748)    (198)     (1)   --
                                                --------   -------   -------   -------   --------   ------   -----   ---
   Ending units .............................      6,919       717    21,730    17,310      4,733   15,496     247    --
                                                ========   =======   =======   =======   ========   ======   =====   ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      INVDynF               INVEqIncF
                                                -------------------   ---------------------
                                                  2003       2002        2003        2002
                                                --------   --------   ---------   ---------
Investment activity:
   Net investment income (loss) .............   $    (63)       (61)     27,914      33,623
   Realized gain (loss) on investments ......      2,865    (75,763)    (69,034)   (177,766)
   Change in unrealized gain (loss)
      on investments ........................      4,369     67,957     668,839    (377,838)
   Reinvested capital gains .................         --         --          --          --
                                                --------   --------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      7,171     (7,867)    627,719    (521,981)
                                                --------   --------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............     14,779      7,081     552,381     757,750
   Transfers between funds ..................     17,880   (301,423)    150,407    (296,009)
   Death benefits (note 4) ..................         --         --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................       (944)    (1,035)   (134,697)   (104,895)
                                                --------   --------   ---------   ---------
         Net equity transactions ............     31,715   (295,377)    568,091     356,846
                                                --------   --------   ---------   ---------

Net change in contract owners' equity .......     38,886   (303,244)  1,195,810    (165,135)
Contract owners' equity beginning
   of period ................................         --    303,244   2,488,293   2,653,428
                                                --------   --------   ---------   ---------
Contract owners' equity end of period .......   $ 38,886         --   3,684,103   2,488,293
                                                ========   ========   =========   =========

CHANGES IN UNITS:
   Beginning units ..........................         --     30,111     286,948     246,524
                                                --------   --------   ---------   ---------
   Units purchased ..........................      4,226        686     241,006      71,620
   Units redeemed ...........................       (110)   (30,797)   (181,435)    (31,196)
                                                --------   --------   ---------   ---------
   Ending units .............................      4,116         --     346,519     286,948
                                                ========   ========   =========   =========

                                                        INVGrF              INVHealthF
                                                ----------------------   ----------------
                                                   2003        2002        2003     2002
                                                ---------   ----------   -------   ------
Investment activity:
   Net investment income (loss) .............     (10,758)      (8,973)     (182)    (140)
   Realized gain (loss) on investments ......    (386,159)    (840,112)   (4,036)    (210)
   Change in unrealized gain (loss)
      on investments ........................   1,149,136     (325,373)   21,590   (7,602)
   Reinvested capital gains .................          --           --        --       --
                                                ---------   ----------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     752,219   (1,174,458)   17,372   (7,952)
                                                ---------   ----------   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............     438,819      912,150    26,081    2,783
   Transfers between funds ..................     (67,062)      (9,826)   19,484   54,552
   Death benefits (note 4) ..................          --           --        --       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................    (127,878)    (101,221)   (3,008)  (1,572)
                                                ---------   ----------   -------   ------
         Net equity transactions ............     243,879      801,103    42,557   55,763
                                                ---------   ----------   -------   ------

Net change in contract owners' equity .......     996,098     (373,355)   59,929   47,811
Contract owners' equity beginning
   of period ................................   2,315,632    2,688,987    47,811       --
                                                ---------   ----------   -------   ------
Contract owners' equity end of period .......   3,311,730    2,315,632   107,740   47,811
                                                =========   ==========   =======   ======

CHANGES IN UNITS:
   Beginning units ..........................     703,188      496,604     5,342       --
                                                ---------   ----------   -------   ------
   Units purchased ..........................     482,381      231,282     9,646    5,500
   Units redeemed ...........................    (410,740)     (24,698)   (5,600)    (158)
                                                ---------   ----------   -------   ------
   Ending units .............................     774,829      703,188     9,388    5,342
                                                =========   ==========   =======   ======

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     INVHiYldF           INVREO            INVSmCoGrF             INVTechF
                                                ------------------   -------------   ---------------------   -----------------
                                                  2003      2002      2003    2002     2003         2002       2003      2002
                                                -------   --------   ------   ----   ---------   ---------   -------   -------
Investment activity:
   Net investment income (loss) .............   $   (30)    (3,011)     490     --     (13,274)    (10,116)     (392)     (489)
   Realized gain (loss) on investments ......     1,967   (170,852)     113     --    (192,455)    (61,493)  (54,550)   (2,920)
   Change in unrealized gain (loss)
      on investments ........................         1    164,285    2,305     --   1,259,100    (907,269)  105,627   (63,482)
   Reinvested capital gains .................        --         --       --     --          --          --        --        --
                                                -------   --------   ------   ----   ---------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     1,938     (9,578)   2,908     --   1,053,371    (978,878)   50,685   (66,891)
                                                -------   --------   ------   ----   ---------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............     4,758    238,105    2,851     --     565,023     859,657    48,910    12,626
   Transfers between funds ..................    (6,107)  (748,514)  28,811     --    (160,018)    849,675   (76,475)  211,076
   Death benefits (note 4) ..................        --         --       --     --          --          --        --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................      (589)   (34,343)    (264)    --    (158,980)   (113,672)   (6,647)   (5,332)
                                                -------   --------   ------   ----   ---------   ---------   -------   -------
         Net equity transactions ............    (1,938)  (544,752)  31,398     --     246,025   1,595,660   (34,212)  218,370
                                                -------   --------   ------   ----   ---------   ---------   -------   -------

Net change in contract owners' equity .......        --   (554,330)  34,306     --   1,299,396     616,782    16,473   151,479
Contract owners' equity beginning
   of period ................................        --    554,330       --     --   2,890,558   2,273,776   151,479        --
                                                -------   --------   ------   ----   ---------   ---------   -------   -------
Contract owners' equity end of period .......   $    --         --   34,306     --   4,189,954   2,890,558   167,952   151,479
                                                =======   ========   ======   ====   =========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units ..........................        --     68,560       --     --     318,301     171,788    27,179        --
                                                -------   --------   ------   ----   ---------   ---------   -------   -------
   Units purchased ..........................       525     30,179    1,876     --     222,173     157,309    27,050    27,969
   Units redeemed ...........................      (525)   (98,739)     (15)    --    (194,512)    (10,796)  (33,560)     (790)
                                                -------   --------   ------   ----   ---------   ---------   -------   -------
   Ending units .............................        --         --    1,861     --     345,962     318,301    20,669    27,179
                                                =======   ========   ======   ====   =========   =========   =======   =======

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     INVTotRetF            INVUtilF        MFSVITInvGrwI     MFSVITInGr
                                                --------------------   ----------------   --------------   --------------
                                                    2003       2002      2003     2002      2003    2002     2003    2002
                                                ----------   -------   -------   ------   -------   ----   -------   ----
Investment activity:
   Net investment income (loss) .............   $   29,942    22,802       353       72    (1,232)    --      (708)    --
   Realized gain (loss) on investments ......      (16,482)  (28,004)   (3,926)    (286)    2,725     --    82,901     --
   Change in unrealized gain (loss)
      on investments ........................      176,675   (79,337)   13,481   (7,174)   41,484     --        --     --
   Reinvested capital gains .................           --        --        --       --        --     --        --     --
                                                ----------   -------   -------   ------   -------   ----   -------   ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      190,135   (84,539)    9,908   (7,388)   42,977     --    82,193     --
                                                ----------   -------   -------   ------   -------   ----   -------   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............      233,468   197,303    14,933    3,825   215,643     --   (83,051)    --
   Transfers between funds ..................      165,275   203,024   (23,278)  50,320   521,493     --        --     --
   Death benefits (note 4) ..................           --        --        --       --        --     --        --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................      (54,993)  (36,242)   (2,251)  (1,794)  (14,103)    --       858     --
                                                ----------   -------   -------   ------   -------   ----   -------   ----
         Net equity transactions ............      343,750   364,085   (10,596)  52,351   723,033     --   (82,193)    --
                                                ----------   -------   -------   ------   -------   ----   -------   ----

Net change in contract owners' equity .......      533,885   279,546      (688)  44,963   766,010     --        --     --
Contract owners' equity beginning
   of period ................................      908,187   628,641    44,963       --        --     --        --     --
                                                ----------   -------   -------   ------   -------   ----   -------   ----
Contract owners' equity end of period .......   $1,442,072   908,187    44,275   44,963   766,010     --        --     --
                                                ==========   =======   =======   ======   =======   ====   =======   ====

CHANGES IN UNITS:
   Beginning units ..........................      111,191    68,822     6,844       --        --     --        --     --
                                                ----------   -------   -------   ------   -------   ----   -------   ----
   Units purchased ..........................      132,780    46,626    12,126    7,107    85,949     --        --     --
   Units redeemed ...........................      (93,037)   (4,257)  (13,253)    (263)   (1,632)    --        --     --
                                                ----------   -------   -------   ------   -------   ----   -------   ----
   Ending units .............................      150,934   111,191     5,717    6,844    84,317     --        --     --
                                                ==========   =======   =======   ======   =======   ====   =======   ====

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  MFSVITValIn        MFSVITVS         ONEBal          ONEBP
                                                ---------------   --------------   ------------   ------------
                                                  2003     2002     2003    2002    2003   2002    2003   2002
                                                --------   ----   -------   ----   -----   ----   -----   ----
Investment activity:
   Net investment income (loss) .............   $   (444)    --       180     --      (2)    --      (3)    --
   Realized gain (loss) on investments ......      6,845     --    31,130     --       9     --      20     --
   Change in unrealized gain (loss)
      on investments ........................     25,154     --        --     --      78     --      28     --
   Reinvested capital gains .................         --     --        --     --      --     --      --     --
                                                --------    ---   -------    ---   -----    ---   -----    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     31,555     --    31,310     --      85     --      45     --
                                                --------    ---   -------    ---   -----    ---   -----    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............    161,653     --   (32,330)    --       3     --      (3)    --
   Transfers between funds ..................     27,317     --        --     --   1,582     --   2,799     --
   Death benefits (note 4) ..................         --     --        --     --      --     --      --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................     (6,900)    --     1,020     --     (11)    --     (15)    --
                                                --------    ---   -------    ---   -----    ---   -----    ---
         Net equity transactions ............    182,070     --   (31,310)    --   1,574     --   2,781     --
                                                --------    ---   -------    ---   -----    ---   -----    ---

Net change in contract owners' equity .......    213,625     --        --     --   1,659     --   2,826     --
Contract owners' equity beginning
   of period ................................         --     --        --     --      --     --      --     --
                                                --------    ---   -------    ---   -----    ---   -----    ---
Contract owners' equity end of period .......   $213,625     --        --     --   1,659     --   2,826     --
                                                ========    ===   =======    ===   =====    ===   =====    ===

CHANGES IN UNITS:
   Beginning units ..........................         --     --        --     --      --     --      --     --
                                                --------    ---   -------    ---   -----    ---   -----    ---
   Units purchased ..........................     26,337     --        --     --     178     --     220     --
   Units redeemed ...........................     (5,570)    --        --     --      (1)    --      (2)    --
                                                --------    ---   -------    ---   -----    ---   -----    ---
   Ending units .............................     20,767     --        --     --     177     --     218     --
                                                ========    ===   =======    ===   =====    ===   =====    ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  ONEEqInd      ONEMidCap       OppGlSec         PIMRealRet
                                                -----------   ------------   --------------   ----------------
                                                2003   2002    2003   2002     2003    2002      2003     2002
                                                ----   ----   -----   ----   -------   ----   ---------   ----
Investment activity:
   Net investment income (loss) .............   $ --     --      (2)    --      (483)    --       9,403     --
   Realized gain (loss) on investments ......      4     --      24     --    27,005     --     (12,331)    --
   Change in unrealized gain (loss)
      on investments ........................     36     --      65     --    85,094     --       1,855     --
   Reinvested capital gains .................     --     --      --     --        --     --      11,673     --
                                                ----    ---   -----    ---   -------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     40     --      87     --   111,616     --      10,600     --
                                                ----    ---   -----    ---   -------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............     --     --       7     --    19,710     --      35,408     --
   Transfers between funds ..................    961     --   1,576     --   512,880     --   1,014,880     --
   Death benefits (note 4) ..................     --     --      --     --        --     --          --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................     (5)    --     (10)    --    (6,576)    --      (5,276)    --
                                                ----    ---   -----    ---   -------    ---   ---------    ---
         Net equity transactions ............    956     --   1,573     --   526,014     --   1,045,012     --
                                                ----    ---   -----    ---   -------    ---   ---------    ---

Net change in contract owners' equity .......    996     --   1,660     --   637,630     --   1,055,612     --
Contract owners' equity beginning
   of period ................................     --     --      --     --        --     --          --     --
                                                ----    ---   -----    ---   -------    ---   ---------    ---
Contract owners' equity end of period .......   $996     --   1,660     --   637,630     --   1,055,612     --
                                                ====    ===   =====    ===   =======    ===   =========    ===

CHANGES IN UNITS:
   Beginning units ..........................     --     --      --     --        --     --          --     --
                                                ----    ---   -----    ---   -------    ---   ---------    ---
   Units purchased ..........................    132     --     223     --    59,529     --     101,009     --
   Units redeemed ...........................     --     --      (2)    --      (755)    --     (16,997)    --
                                                ----    ---   -----    ---   -------    ---   ---------    ---
   Ending units .............................    132     --     221     --    58,774     --      84,012     --
                                                ====    ===   =====    ===   =======    ===   =========    ===

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   PIMTotRet      PUTVTIntGr     PUTVTIntlEqIB       RoySmCp
                                                ---------------   -----------   ---------------   --------------
                                                  2003     2002   2003   2002     2003     2002     2003    2002
                                                --------   ----   ----   ----   --------   ----   -------   ----
Investment activity:
   Net investment income (loss) .............   $ 31,461    --     --     --         985    --     (1,640)   --
   Realized gain (loss) on investments ......      1,957    --     21     --     158,967    --      5,367    --
   Change in unrealized gain (loss)
      on investments ........................        (76)   --     --     --          --    --    158,384    --
   Reinvested capital gains .................     10,309    --     --     --          --    --     42,810    --
                                                --------   ---    ---    ---    --------   ---    -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     43,651    --     21     --     159,952    --    204,921    --
                                                --------   ---    ---    ---    --------   ---    -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............     55,471    --     --     --     124,840    --    136,825    --
   Transfers between funds ..................    528,190    --     --     --    (271,648)   --    450,868    --
   Death benefits (note 4) ..................         --    --     --     --          --    --         --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................    (32,637)   --    (21)    --     (13,144)   --    (11,669)   --
                                                --------   ---    ---    ---    --------   ---    -------   ---
         Net equity transactions ............    551,024    --    (21)    --    (159,952)   --    576,024    --
                                                --------   ---    ---    ---    --------   ---    -------   ---

Net change in contract owners' equity .......    594,675    --     --     --          --    --    780,945    --
Contract owners' equity beginning
   of period ................................         --    --     --     --          --    --         --    --
                                                --------   ---    ---    ---    --------   ---    -------   ---
Contract owners' equity end of period .......   $594,675    --     --     --          --    --    780,945    --
                                                ========   ===    ===    ===    ========   ===    =======   ===

CHANGES IN UNITS:
   Beginning units ..........................         --    --     --     --          --    --         --    --
                                                --------   ---    ---    ---    --------   ---    -------   ---
   Units purchased ..........................     81,304    --     --     --      45,465    --     73,673    --
   Units redeemed ...........................    (28,594)   --     --     --     (45,465)   --     (1,332)   --
                                                --------   ---    ---    ---    --------   ---    -------   ---
   Ending units .............................     52,710    --     --     --          --    --     72,341    --
                                                ========   ===    ===    ===    ========   ===    =======   ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      SalBrInv           SGVITMdCpGr         TRPEI2          WRSmCap
                                                -------------------   -----------------   ------------   --------------
                                                   2003       2002      2003      2002     2003   2002     2003    2002
                                                ---------   -------   -------   -------   -----   ----   -------   ----
Investment activity:
   Net investment income (loss) .............   $     832     1,517      (107)     (133)     15    --       (926)   --
   Realized gain (loss) on investments ......     (36,659)   (1,092)    2,330      (501)     19    --     18,061    --
   Change in unrealized gain (loss)
      on investments ........................      51,069   (38,683)   12,667   (12,401)    201    --     70,058    --
   Reinvested capital gains .................          --        --        --        --      --    --         --    --
                                                ---------   -------   -------   -------   -----   ---    -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      15,242   (38,258)   14,890   (13,035)    235    --     87,193    --
                                                ---------   -------   -------   -------   -----   ---    -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............      20,156    14,772    12,753     3,094       8    --    122,689    --
   Transfers between funds ..................    (105,234)  191,312   (60,056)   53,553   2,430    --    181,413    --
   Death benefits (note 4) ..................          --        --        --        --      --    --         --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................      (3,935)   (6,920)   (1,873)   (1,471)    (24)   --     (7,109)   --
                                                ---------   -------   -------   -------   -----   ---    -------   ---
         Net equity transactions ............     (89,013)  199,164   (49,176)   55,176   2,414    --    296,993    --
                                                ---------   -------   -------   -------   -----   ---    -------   ---

Net change in contract owners' equity .......     (73,771)  160,906   (34,286)   42,141   2,649    --    384,186    --
Contract owners' equity beginning
   of period ................................     160,906        --    42,141        --      --    --         --    --
                                                ---------   -------   -------   -------   -----   ---    -------   ---
Contract owners' equity end of period .......   $  87,135   160,906     7,855    42,141   2,649    --    384,186    --
                                                =========   =======   =======   =======   =====   ===    =======   ===

CHANGES IN UNITS:
   Beginning units ..........................      17,337        --     6,186        --      --    --         --    --
                                                ---------   -------   -------   -------   -----   ---    -------   ---
   Units purchased ..........................      10,870    18,008    10,914     6,372     212    --     36,452    --
   Units redeemed ...........................     (21,137)     (671)  (16,280)     (186)     (2)   --       (771)   --
                                                ---------   -------   -------   -------   -----   ---    -------   ---
   Ending units .............................       7,070    17,337       820     6,186     210    --     35,681    --
                                                =========   =======   =======   =======   =====   ===    =======   ===

See accompanying notes to financial statements.

================================================================================

================================================================================

                        NATIONWIDE VL SEPARATE ACCOUNT-D

                          NOTES TO FINANCIAL STATEMENTS

                            December 31,2003 and 2002

(1) Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

     (b)  The Contracts

          Only contracts with a front-end sales charge and certain other fees are offered for purchase.See note 2 for a discussion of policy charges, and note 3 for asset charges.

          Contract owners may invest in the following:

               Portfolios of AIM Variable Insurance Funds, Inc.(AIM VIF);
                 *AIM VIF - Basic Value Fund - Series 1 (AIMBVF)
                  AIM VIF - Capital Development Fund - Series 1 (AIMCDF)
                 *AIM VIF - Mid Cap Core Equity Fund - Series 1 (AIMMCapCore)

               Portfolios of Alliance Variable Products Series Funds, Inc.;
                 *Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)
                  Alliance VPS Growth & Income Portfolio - Class B (AllGroIncB)

               Portfolios of the American Century Variable Portfolios,Inc.
                  (American Century VP);
                  American Century VP Balanced Fund - Class I (ACVPBal)
                  American Century VP Capital Appreciation Fund - Class I
                     (ACVPCapAp)
                  American Century VP Growth Fund - Class I (ACVP)
                  American Century VP Income & Growth Fund - Class I (ACVPIncGr) American Century VP International Fund - Class I (ACVPInt) American Century VP Ultra Fund - Class I (ACVPUltra)
                  American Century VP Value Fund - Class I (ACVPVal)
                  American Century VP Vista Fund - Class I (ACVPVis)

               Portfolios of Bank One One Group Investment Trust;
                 *One Group(R) IT - Balanced Portfolio (ONEBal)
                 *One Group(R) IT - Bond Portfolio (ONEBP)
                  One Group(R) IT - Diversified Equity Portfolio (ONEDIVE) One Group(R) IT - Diversified Mid Cap Portfolio (ONEDivMid)
                 *One Group(R) IT - Equity Index Portfolio (ONEEqInd)
                  One Group(R) IT - Government Bond Portfolio (ONEGovBd)
                  One Group(R) IT - Large Cap Growth Portfolio (ONELgCap)
                 *One Group(R) IT - Mid Cap Growth Portfolio (ONEMidCap)
                  One Group(R) IT - Mid Cap Value Portfolio (ONEMidCapV)

               Portfolio of Baron Capital Asset Trust Insurance Series;
                  Baron Capital Asset Trust (BCAT)

               Portfolio of Berger Funds;
                  Berger IPT - Mid Cap Value Fund (BergMCV)

               Portfolio of the Calvert Series (CVS) Inc;
                 *Calvert Social Equity Portfolio (CVSSEP)

              *Comstock GVIT Value Fund - Class I (ComGVITVal)

               Portfolio of the Dreyfus GVIT (formerly Nationwide(R) SAT);
                 *Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares
                     (DryMidCapStk)
                 *Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
                  (DrySRGro)

              *Dreyfus Stock Index Fund (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)
                  Dreyfus VIF - Disciplined Stock Portfolio - Initial Shares
                     (DryDisSt)
                 *Dreyfus VIF - International Value Portfolio - Initial Shares
                     (DryIntVal)
                  Dreyfus VIF - Limited Term High Income Portfolio - Initial
                     Shares (DryLimHiTerm)
                  Dreyfus VIF - Quality Bond Portfolio - Initial Shares
                     (DryVIFQualBd)
                  Dreyfus VIF - Small Company Stock Portfolio - Initial Shares
                     (DrySmCo)

               Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)

               Federated Insurance Series
                  Federated Quality Bond Fund II - Primary Shares (FedQualBd)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP);
                 *Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                     (FidVIPEIS)
                 *Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
                  Fidelity(R) VIP - High Income Portfolio: Service Class
                     (FidVIPHIS)
                 *Fidelity(R) VIP - Overseas Portfolio: Service Class
                     (FidVIPOvS)
                  Fidelity(R) VIP - Value Portfolio: Service Class (FidVIPVal)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Asset Manager Portfolio: Service Class
                     (FidVIPAMS)
                  Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service
                     Class (FidVIPAMGroS)
                 *Fidelity(R) VIP II - Contrafund Portfolio: Service Class
                     (FidVIPConS)
                 *Fidelity(R) VIP II - Index 500 Portfolio: Initial Class
                     (FidVIPI500)
                 *Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service
                     Class (FidVIPInvGrB)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Aggressive Growth Portfolio: Service
                     Class (FidVIPAggGrs)
                 *Fidelity(R) VIP III - Balanced Portfolio: Service Class
                     (FidVIPBalS)
                  Fidelity(R) VIP III - Dynamic Capital Appreciation Portfolio:
                     Service Class (FidVIPDyns)
                  Fidelity(R) VIP III - Growth & Income Portfolio: Service Class
                     (FidVIPGrInS)
                  Fidelity(R) VIP III - Growth Opportunities Portfolio: Service
                     Class (FidVIPGrOPS)
                  Fidelity(R) VIP III - Mid Cap Portfolio: Service Class
                     (FidVIPMCap)
                  Fidelity(R) VIP III - Value Strategies Portfolio: Service
                     Class (FidVIPValStS)

               Franklin Templeton Variable Insurance Products Trust (Franklin
                  Templeton VIT);
                 *Franklin Templeton VIT - Templeton Foreign Securities Fund -
                     Class 2 (FTVIPFS2)

               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)
                  (formerly Nationwide(R) SAT);
                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Global Financial Services Fund - Class I
                     (GVITGlFin)
                  Gartmore GVIT Global Health Sciences Fund - Class I
                     (GVITGlHlth)
                  Gartmore GVIT Global Technology and Communications Fund -
                     Class I (GVITGlTech)
                  Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
                 *Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) *Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                  Gartmore GVIT Investor Destinations Aggressive Fund
                     (GVITIDAgg)
                  Gartmore GVIT Investor Destinations Conservative Fund
                     (GVITIDCon)
                  Gartmore GVIT Investor Destinations Moderate Fund (GVITIDMod) Gartmore GVIT Investor Destinations Moderately Aggressive
                     Fund (GVITIDModAgg)
                  Gartmore GVIT Investor Destinations Moderately Conservative
                     Fund (GVITIDModCon)
                  Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
                 *Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)

                  Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5) Gartmore GVIT Nationwide(R)Leaders Fund - Class I (GVITLead) Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
                     (NWGVITStrVal)
                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
                 *Gartmore GVIT Small Company Fund - Class I (GVITSmComp) *Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
                  Gartmore GVIT U.S.Growth Leaders Fund - Class I (GVITUSGro)
                 *Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)

               Portfolios of Goldman Sachs Asset Management Funds;
                  Goldman Sachs Mid Cap Value Fund A (GSMCV)
                  Goldman Sachs VIT Aggressive Growth Strategy Portfolio
                     (GSVITAGS)
                  Goldman Sachs VIT Balanced Strategy Portfolio (GSVITBal) Goldman Sachs VIT Capital Growth Fund (GSVITCGF)
                  Goldman Sachs VIT Conservative Strategy Portfolio (GSVITCS) Goldman Sachs VIT CORE Large Cap Growth Fund (GSVITLCG) Goldman Sachs VIT CORE Small Cap Equity Fund (GSVITSCE) Goldman Sachs VIT CORE U.S.Equity Fund (GSVITUSEq)
                  Goldman Sachs VIT Global Income Fund (GSVITGLI)
                  Goldman Sachs VIT Growth and Income Fund (GSVITGrIn) Goldman Sachs VIT Growth and Income Strategy Portfolio
                     (GSVITGrIS)
                  Goldman Sachs VIT Growth Strategy Portfolio (GSVITGroStr) Goldman Sachs VIT International Equity Fund (GSVITIntEq)
                 *Goldman Sachs VIT Mid Cap Value Fund (GSVITMidCap)

               Portfolios of the Huntington Trust Company;
                  Huntington VA Dividend Capture - Trust Shares (HuntDC) Huntington VA Growth Fund - Trust Shares (HuntGro) Huntington VA Income Equity - Trust Shares (HuntIncEq) Huntington VA Mid Corp America - Trust Shares (HuntMidCor) Huntington VA New Economy - Trust Shares (HuntNewEc)

               Portfolios of Invesco Funds Group, Inc.;
                 *Invesco VIF Dynamics Fund (INVDynF)
                 *Invesco VIF Equity Income Fund (INVEqIncF)
                 *Invesco VIF Growth Fund (INVGrF)
                 *Invesco VIF Health Sciences Fund (INVHealthF)
                 Invesco VIF High Yield Fund (INVHiYldF)
                 *Invesco VIF Real Estate Opportunity Fund (INVREO) *Invesco VIF Small Company Growth Fund (INVSmCoGrF) *Invesco VIF Technology Fund (INVTechF)
                 *Invesco VIF Total Return Fund (INVTotRetF)
                 *Invesco VIF Utilities Fund (INVUtilF)

               J.P. Morgan GVIT Balanced Fund - Class I (JPMorBal)

               Portfolios of the Janus Aspen Series;
                  Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares
                     (JanCapAp)
                  Janus AS - Global Technology Portfolio - Service Shares
                     (JanGITech)
                  Janus AS - International Growth Portfolio - Institutional
                     Shares (JanIntGro)
                  Janus AS - International Growth Portfolio - Service Shares
                     (JanIntGro)

               MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)

               Portfolios of Massachusetts Financial Services;
                 *MFS Variable Insurance Trust - Investors Growth Stock Series
                     - Initial Class (MFSVITInvGrwI)
                  MFS Variable Insurance Trust - Investors Growth Stock Series
                     - Service Class (MFSVITInGr)
                  MFS Variable Insurance Trust - Mid Cap Growth Series - Service
                     Class (MFSVITMCG)
                  MFS Variable Insurance Trust - Utilities Series - Service
                     Class (MFSVITUS)
                 *MFS Variable Insurance Trust - Value Series - Initial Class
                     (MFSVITValIn)

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D

               Portfolios of the Neuberger Berman Advisors Management Trust;
                  Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFas) Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

               Funds of the Oppenheimer Variable Account Funds;
                  Oppenheimer Aggressive Growth Fund/VA - Initial Class
                     (OppAggGro)
                  Oppenheimer Capital Appreciation Fund/VA - Initial Class
                     (OppCapAp)
                 *Oppenheimer Global Securities Fund/VA - Initial Class
                     (OppGlSec)
                  Oppenheimer Main Street Growth & Income Fund/VA -
                     Initial Class (OppMSGrInc)

               Portfolio of Pimco Funds;
                  Pimco VIT High Yield Portfolio - Administrative Shares
                     (PIMHiYld)
                  Pimco VIT Low Duration - Administrative Shares (PIMLowDur)
                 *Pimco VIT Real Return Portfolio - Administrative Shares
                     (PIMRealRet)
                 *Pimco VIT Total Return Portfolio - Administrative Shares
                     (PIMTotRet)

               Pioneer High Yield VCT Portfolio - Class 1 Shares (PionHY)

               Portfolio of Putnam Investments;
                  Putnam VT International Growth Fund - IA Shares (PUTVTIntGr) Putnam VT International Equity Fund - IB Shares
                     (PUTVTIntlEqIB)

               Portfolios of Royce Capital Funds;
                  Royce Capital Fund - Micro Cap (RoyMicro)
                 *Royce Capital Fund - Small Cap (RoySmCp)

               Portfolios of Salomon Smith Barney Funds;

                  Salomon Brothers Variable Series Funds, Inc. - Capital Fund
                     (SalCap)
                  Salomon Brothers Variable Series Funds, Inc. - Emerging Growth
                     Fund (SalEmGr)
                  Salomon Brothers Variable Series Funds, Inc. - High Yield Bond
                     Fund (SalHiYldBd)
                 *Salomon Brothers Variable Series Funds, Inc. - Investors Fund
                     (SalBrInv)
                  Salomon Brothers Variable Series Funds, Inc. - Strategic Bond
                     Fund (SalStrBd)
                  Salomon Brothers Variable Series Funds, Inc. - Total Return
                     Fund (SalTotRet)

               Portfolios of Scudder Variable Insurance Trust (Scudder VIT);
                  Scudder VIT EAFE Equity Index Fund - Class A (SVITEEI) Scudder VIT Equity 500 Index Fund - Class A (SVITIF) Scudder VIT Small Cap Index Fund - Class A (SVITSCI)

              *Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)

               Strong Variable Insurance Funds, Inc.;
                  Strong Opportunity Fund II, Inc. (StOpp2)

               Portfolios of T. Rowe Price;
                 *T. Rowe Price Equity Income Portfolio - II (TRPEI2)
                  T. Rowe Price Mid Cap Growth Portfolio - II (TRPMCG2)

               Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)

               Portfolio of Van Kampen Life Investment Trust;
                  Van Kampen LIT - Asset Allocation Fund (VKAAlloc) Van Kampen LIT - Emerging Growth Portfolio (VKEmGr) Van Kampen LIT - Enterprise Fund (VKEnt)

               Funds of the Van Kampen Universal Institutional Funds, Inc.
                  (Van Kampen UIF);
                  Van Kampen UIF - Active International Allocation Portfolio
                     (VKAIAll)
                  Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A
                     (VKoreFI)
                  Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) Van Kampen UIF - Emerging Markets Equity Portfolio (VKEmEq) Van Kampen UIF - Equity Growth Portfolio (VKEqGro)
                  Van Kampen UIF - Global Value Equity Portfolio (VKGlobEq)

                  Van Kampen UIF - High Yield Portfolio (VKHiYld)
                  Van Kampen UIF - International Magnum Portfolio (VKIntMag) Van Kampen UIF - Technology Portfolio - Class I (VKTech) Van Kampen UIF - U.S. Mid Cap Core Portfolio (VKMidCapV) Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst) Van Kampen UIF - Value Portfolio (VKVal)

               Portfolios of Waddell & Reed, Inc. (W&R);
                 *W & R Target Funds, Inc.- Small Cap Portfolio (WRSmCap)

          At December 31, 2003, contract owners have invested in all of the above funds noted with an asterisk(*). The contract owners' equity is affected by the investment results of each fund, equity transaction by contract owners and certain contract expenses (see notes 2 and 3).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D

(2) Policy Charges

     (a)  Deductions from Premium

          The Company deducts a charge for state premium taxes not to exceed 9.0% (reduced to 5.5% starting in the seventh policy year) of each premium received to cover the payment of these premium taxes. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in cost are determined in a manner not unfairly discriminatory to policy owners.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          The Company currently deducts a monthly administrative charge of $5 in all policy years to recover policy maintenance, accounting, record keeping and other administrative expenses. This charge is subject to change but will not exceed $10 per policy year. These charges are assessed against each contract by liquidating units.

(3)  Asset Charges

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges. This charge is guaranteed not to exceed an annual rate of 0.75%. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

     On August 8, 2000, the asset charge in the first four policy years was converted from an annual rate of 0.60% to 0.40% for all contracts.

     For contracts issued prior to September 9, 2002, the Company reduced the asset charges where the size or nature of the group resulted in savings in sales, underwriting, or administrative costs. Variations due to differences in costs were determined in a manner not unfairly discriminatory to policy owners.

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on the each policy anniversary, or when the loan is repaid or a new loan is effective.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with interest at an annual rate of 3.0%. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

     The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate of 3.75%. No loans were outstanding as of December 31, 2003 and 2002.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company through fixed to variable or variable to fixed transactions (exchanges) or through loan transactions. The fixed account assets are not reflected in the accompanying financial statements.

     The Account portion of contract owner loans is transferred to the fixed account for administration and collection. Loan repayments are transferred from the fixed account to the Account and are allocated to the sub accounts at the discretion of the contract owner. Loans and loan repayments are included in net policy repayments (loans) on the accompanying Statements of Changes in Contract Owners' Equity.

     Exchanges are initiated, under certain restrictions, at the discretion of the contract owner. The contract owner may transfer assets between a fixed dollar contract of the Company and the sub accounts of the Account. Exchanges from the Account to the fixed account are included in surrenders, and exchanges to the Account from the fixed account are included in purchase payments received from contract owners, as applicable on the accompanying Statements of Changes in Contract Owners' Equity.

     For the periods ended December 31, 2003 and 2002, there were no transfers between the Account and the fixed account of the Company.

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D
                    NOTES TO FINANCIAL STATEMENTS, Continued

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the four year period ended December 31, 2003 and the period May 19, 1999 (commencement of operations) through December 31, 1999.

                            Contract                                           Investment
                             Expense                Unit         Contract        Income       Total
                             Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                            --------   -------   ----------   --------------   ----------   ---------
     The BEST of AMERICA(R)America's FUTURE Life Series(SM)
        Reduced Fee Tier - (0.25%)

           AIM VIF Basic Value Fund - Series I
              2003 ......     0.25%     34,744   $12.382943     $  430,233        0.04%       33.29%

           AIM VIF Mid Cap Core Equity Fund - Series I
              2003 ......     0.25%     40,414    12.501247        505,225        0.00%       27.00%

           Comstock GVIT Value Fund - Class I
              2003 ......     0.25%     11,755     8.930936        104,983        1.80%       31.11%

           Dreyfus GVIT Mid Cap Index Fund - Class I
              2003 ......     0.25%        324    15.557368          5,041        0.58%       34.31%

           Fidelity(R) VIP - Overseas Portfolio: Service Class
              2003 ......     0.25%    269,951     9.832886      2,654,397        0.81%       42.85%

           Gartmore GVIT Government Bond Fund - Class I
              2003 ......     0.25%     27,927    13.223142        369,283        2.73%        1.75%

           Gartmore GVIT Growth Fund - Class I
              2003 ......     0.25%     28,670     5.146555        147,552        0.02%       32.41%

           Gartmore GVIT Small Company Fund - Class I
              2003 ......     0.25%      6,841    17.048620        116,630        0.00%       40.66%

           Gartmore GVIT Total Return Fund - Class I
              2003 ......     0.25%     21,730     9.539460        207,292        0.52%       27.19%

           Gartmore GVIT Worldwide Leaders Fund - Class I
              2003 ......     0.25%      4,733     8.554639         40,489        0.00%       35.72%

           Invesco VIF Dynamics Fund
              2003 ......     0.25%      4,116     9.447591         38,886        0.00%       37.48%

           Invesco VIF Equity Income Fund
              2003 ......     0.25%    187,983    10.668115      2,005,424        1.26%       22.29%

           Invesco VIF Growth Fund
              2003 ......     0.25%    348,515     4.291770      1,495,746        0.00%       29.55%

           Invesco VIF Health Sciences Fund
              2003 ......     0.25%      9,388    11.476339        107,740        0.00%       27.46%

           Invesco VIF Real Estate Opportunity Fund
              2003 ......     0.25%      1,861    18.434416         34,306        5.75%       38.47%

           Invesco VIF Small Company Growth Fund
              2003 ......     0.25%    160,568    12.159621      1,952,446        0.00%       33.10%

           Invesco VIF Technology Fund
              2003 ......     0.25%     20,669     8.125808        167,952        0.00%       44.93%

           Invesco VIF Total Return Fund
              2003 ......     0.25%     79,699     9.588040        764,157        2.74%       16.69%

           Invesco VIF Utilities Fund
              2003 ......     0.25%      5,717     7.744429         44,275        1.05%       17.18%

           Salomon Brothers Variable Series Funds, Inc.- Investors Fund
              2003 ......     0.25%      7,070    12.324552         87,135        1.32%       32.00%

           Strong GVIT Mid Cap Growth Fund - Class I
              2003 ......     0.25%        820     9.579740          7,855        0.00%       39.79%

     The BEST of AMERICA(R) America's FUTURE Life Series(SM)
        Reduced Fee Tier - (0.40%)

           AIM VIF Basic Value Fund - Series I
              2003 ......     0.40%     42,275    12.355819        522,342        0.04%       33.09%
              2002 ......     0.40%     41,838     9.283590        388,407        0.00%       -7.16% 7/15/02

                            Contract                                           Investment
                             Expense                Unit         Contract        Income        Total
                             Rate*      Units    Fair Value   Owners' Equity     Ratio**     Return***
                            --------   -------   ----------   --------------   ----------   ----------
           AIM VIF Mid Cap Core Equity Fund - Series I
              2003 ......     0.40%     49,175   $12.473849     $  613,402        0.00%        26.81%
              2002 ......     0.40%     52,865     9.836962        520,031        0.00%        -1.63% 7/15/02

           Alliance VPS Growth & Income Portfolio - Class A
              2003 ......     0.40%     94,893    10.082977        956,804        1.15%        31.97%

           Calvert Social Equity Portfolio
              2003 ......     0.40%      2,995    12.510533         37,469        0.02%        21.69%

           Dreyfus GVIT Mid Cap Index Fund - Class I
              2003 ......     0.40%     99,787    15.441403      1,540,851        0.58%        34.11%

           Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
              2003 ......     0.40%         42    10.504526            441        0.63%        37.23%

           Dreyfus Stock Index Fund
              2003 ......     0.40%    217,474     9.272395      2,016,505        1.82%        27.85%

           Dreyfus VIF - International Value Portfolio - Initial Shares
              2003 ......     0.40%     51,497    12.328061        634,858        6.21%        35.81%

           Dreyfus VIF - Quality Bond Portfolio - Initial Shares
              2001 ......     0.40%      7,599    11.774415         89,474        2.16%         6.26%
              2000 ......     0.40%    109,185    11.080494      1,209,824        7.29%        10.76%

           Federated GVIT High Income Bond Fund - Class I
              2000 ......     0.40%    102,317     9.362266        957,919       12.95%        -8.64%
              1999 ......     0.40%     52,850    10.227564        540,527        8.75%         2.28% 1/5/99

           Fidelity(R) VIP - Equity - Income Portfolio: Service Class
              2003 ......     0.40%    636,125    11.495307      7,312,452        1.68%        29.70%
              2002 ......     0.40%    559,168     8.862985      4,955,898        1.68%       -17.33%
              2001 ......     0.40%    592,870    10.720798      6,356,040        1.52%        -5.47%
              2000 ......     0.40%    525,731    11.341117      5,962,377        0.00%         7.87%

           Fidelity(R) VIP - Growth Portfolio: Service Class
              2003 ......     0.40%     77,099     8.995716        693,561        0.03%        32.25%
              2002 ......     0.40%      9,523     6.801978         64,775        0.00%       -30.48%

           Fidelity(R) VIP - Overseas Portfolio: Service Class
              2003 ......     0.40%    305,807     9.759585      2,984,549        0.81%        42.63%
              2002 ......     0.40%    574,848     6.842437      3,933,361        0.82%       -20.66%
              2001 ......     0.40%    334,783     8.624328      2,887,278        7.46%       -21.59%
              2000 ......     0.40%     66,499    10.998746        731,406        1.38%       -19.47%

           Fidelity(R) VIP II - Contrafund Portfolio: Service Class
              2003 ......     0.40%    405,029    11.523894      4,667,511        0.36%        27.84%
              2002 ......     0.40%    384,953     9.014275      3,470,072        0.73%        -9.79%
              2001 ......     0.40%    388,621     9.992116      3,883,146        0.40%       -12.71%
              2000 ......     0.40%    157,094    11.447448      1,798,325        0.00%        -7.09%

           Fidelity(R) VIP II - Index 500 Portfolio: Initial Class
              2003 ......     0.40%    432,638     7.829650      3,387,404        1.53%        27.90%
              2002 ......     0.40%    457,424     6.121876      2,800,293        1.29%       -22.56%
              2001 ......     0.40%    457,849     7.905210      3,619,392        0.00%       -12.45%

           Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
              2003 ......     0.40%     97,914    11.796195      1,155,013        2.74%         4.64%
              2002 ......     0.40%     75,241    11.272735        848,172        0.00%         9.76%

           Fidelity(R) VIP III - Balanced Portfolio: Service Class
              2003 ......     0.40%    191,781    10.283429      1,972,166        2.48%        17.06%
              2002 ......     0.40%    154,828     8.784896      1,360,148        2.83%        -9.12%
              2001 ......     0.40%    147,063     9.666294      1,421,554        3.39%        -2.12%
              2000 ......     0.40%    137,868     9.875470      1,361,511        0.00%        -4.76%

           Franklin Templeton VIT - Templeton Foreign Securities Fund - Class 2
              2003 ......     0.40%     49,066    12.475864        612,141        1.59%        31.68%

           Gartmore GVIT Government Bond Fund - Class I
              2002 ......     0.40%     19,615    12.918846        253,403        9.52%        10.54%
              2001 ......     0.40%     31,421    11.686979        367,217        9.72%         6.82%

           Gartmore GVIT Growth Fund - Class I
              2002 ......     0.40%     20,775     3.863679         80,268        0.00%       -29.01%
              2000 ......     0.40%    132,962     7.603332      1,010,954        0.22%       -26.82%
              1999 ......     0.40%     67,426    10.370136        699,217        0.71%         3.70% 1/5/99

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D

                            Contract                                            Investment
                             Expense                 Unit         Contract        Income      Total
                             Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                            --------   -------   -----------   --------------   ----------   ---------
           Gartmore GVIT Money Market Fund - Class I
              2003 ......     0.40%    107,374   $ 11.496973    $  1,234,476       0.55%        0.22%
              2002 ......     0.40%         41     11.471376             470       3.26%        0.81%
              2001 .....      0.40%    132,087     11.379587       1,503,096       5.57%        3.19%
              2000 ......     0.40%      2,442     11.028155          26,931      23.75%        5.60%

           Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
              2000 ......     0.40%     69,215     10.358488         716,963       1.07%        7.18%
              1999 ......     0.40%     35,095      9.645322         338,503       0.79%       -3.55% 1/5/99

           Gartmore GVIT Small Company Fund - Class I
              2003 ......     0.40%         78     16.921572           1,320       0.00%       40.45%
              2002 ......     0.40%        717     12.048077           8,638       0.00%      -17.66%

           Gartmore GVIT Total Return Fund - Class I
              2002 ......     0.40%     17,310      7.455189         129,049       1.94%      -17.68%

           Gartmore GVIT Worldwide Leaders Fund - Class I
              2002 ......     0.40%     15,496      6.265578          97,091       0.00%      -25.69%

           Goldman Sachs VIT Mid Cap Value Fund
              2003 ......     0.40%        247     17.248288           4,260       4.06%       27.88%

           Invesco VIF Dynamics Fund
              2001 ......     0.40%     30,111     10.070858         303,244       0.00%      -31.41%
              2000 ......     0.40%     15,600     14.683635         229,065       0.00%      -3.93%

           Invesco VIF Equity Income Fund
              2003 ......     0.40%    158,536     10.588631       1,678,679       1.26%       22.11%
              2002 ......     0.40%    286,948      8.671582       2,488,293       1.67%      -19.43%
              2001 ......     0.40%    246,524     10.763365       2,653,428       1.48%       -9.34%
              2000 ......     0.40%    109,129     11.871617       1,295,538       0.12%        4.45%

           Invesco VIF Growth Fund
              2003 ......     0.40%    426,314      4.259733       1,815,984       0.00%       29.36%
              2002 ......     0.40%    703,188      3.293048       2,315,632       0.00%      -39.18%
              2001 ......     0.40%    496,604      5.414750       2,688,987       0.00%      -44.49%
              2000 ......     0.40%     81,077      9.755131         790,917       0.00%      -23.55%

           Invesco VIF Health Sciences Fund
              2002 ......     0.40%      5,342      8.949952          47,811       0.00%      -24.75%

           Invesco VIF High Yield Fund
              2001 ......     0.40%     68,560      8.085321         554,330      21.64%      -15.27%

           Invesco VIF Small Company Growth Fund
              2003 ......     0.40%    185,394     12.068934       2,237,508       0.00%       32.90%
              2002 ......     0.40%    318,301      9.081210       2,890,558       0.00%      -31.39%
              2001 ......     0.40%    171,788     13.235944       2,273,776       0.00%      -18.87%

           Invesco VIF Technology Fund
              2002 ......     0.40%     27,179      5.573377         151,479       0.00%      -47.06%

           Invesco VIF Total Return Fund
              2003 ......     0.40%     71,235      9.516603         677,915       2.74%       16.51%
              2002 ......     0.40%    111,191      8.167813         908,187       3.39%      -10.58%
              2001 ......     0.40%     68,822      9.134304         628,641       1.93%       -1.87%
              2000 ......     0.40%     80,808      9.308327         752,187       0.58%       -2.56%

           Invesco VIF Utilities Fund
              2002 ......     0.40%      6,844      6.569711          44,963       1.04%      -20.64%

           MFS VIT - MFS Investors Growth Stock Series - Initial Class
              2003 ......     0.40%     84,317      9.084887         766,010       0.00%       22.53%

           MFS VIT - MFS Value Series - Initial Class
              2003 ......     0.40%     20,767     10.286766         213,625       0.00%       24.46%

           One Group(R) IT - Balanced Portfolio
              2003 ......     0.40%        177      9.371697           1,659       0.00%       16.73%

           One Group(R) IT - Bond Portfolio
              2003 ......     0.40%        218     12.963219           2,826       0.00%        3.46%

           One Group(R) IT - Equity Index Portfolio
              2003 ......     0.40%        132      7.544510             996       0.00%       27.47%

                            Contract                                          Investment
                             Expense               Unit         Contract        Income       Total
                              Rate*     Units   Fair Value   Owners' Equity     Ratio**    Return***
                            --------   ------   ----------   --------------   ----------   ---------
           One Group(R) IT - Mid Cap Growth Portfolio
              2003 ......     0.40%       221   $ 7.509677    $     1,660        0.00%        26.64%

           Oppenheimer Global Securities Fund/VA - Initial Class
              2003 ......     0.40%    58,774    10.848847        637,630        0.16%        42.45%

           PIMCO VIT Real Return Portfolio - Administrative Shares
              2003 ......     0.40%    84,012    12.565018      1,055,612        2.61%         8.42%

           PIMCO VIT Total Return Portfolio - Administrative Shares
              2003 ......     0.40%    52,710    11.282022        594,675        2.95%         4.62%

           Royce Capital Fund - Small Cap
              2003 ......     0.40%    72,341    10.795330        780,945        0.00%        40.54%

           Salomon Brothers Variable Series Funds, Inc. - Investors Fund
              2002 ......     0.40%    17,337     9.281074        160,906        2.66%       -23.36%

           Strong GVIT Mid Cap Growth Fund - Class I
              2002 ......     0.40%     6,186     6.812256         42,141        0.00%       -37.27%

           T. Rowe Price Equity Income Portfolio - II
              2003 ......     0.40%       210    12.612824          2,649        2.54%        24.67%

           W & R Target Funds Inc - Small Cap Portfolio
              2003 ......     0.40%    35,681    10.767230        384,186        0.00%        35.23%

        The BEST of AMERICA(R) America's FUTURE Life Series(SM)
           Reduced Fee Tier - (0.60%)
           Dreyfus VIF - Quality Bond Portfolio - Initial Shares
              1999 ......     0.60%    56,693     9.984562        566,055        5.76%        -0.15% 1/5/99

           Fidelity(R) VIP - Overseas Portfolio: Service Class
              1999 ......     0.60%    36,657    13.631426        499,687        0.00%        36.31% 1/5/99

           Gartmore GVIT Money Market Fund - Class I
              1999 ......     0.60%       900    10.421897          9,380       64.54%         4.22% 1/5/99

           Invesco VIF Dynamics Fund
              1999 ......     0.60%     7,042    15.254583        107,423        0.05%        52.55% 1/5/99

           Invesco VIF Equity Income Fund
              1999 ......     0.60%    50,378    11.343231        571,449        2.35%        13.43% 1/5/99

           Invesco VIF Growth Fund
              1999 ......     0.60%    43,491    12.735013        553,858        0.00%        27.35% 1/5/99

           Invesco VIF Total Return Fund
              1999 ......     0.60%    38,648     9.534274        368,481        4.65%        -4.66% 1/5/99
                                                              -----------

        Contract Owners' Equity Total By Year

           2003 ..........................................   $52,487,131
                                                             ===========
           2002 ..........................................   $27,960,046
                                                             ===========
           2001 ..........................................   $29,229,603
                                                             ===========
           2000 ..........................................   $16,843,917
                                                             ===========
           1999 ..........................................   $ 4,254,580
                                                             ===========

* This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

================================================================================

================================================================================

                           Independent Auditors' Report

The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VL Separate Account-D:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-D (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

                                                                    ------------
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                         PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220       U.S. POSTAGE
                                                                         PAID
                                                                      NATIONWIDE
                                                                    ------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company